Long-Term Debt (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments

	June 30, 2022	June 30, 2021
$275 million Term Loan Facility	$272,250	$—
Less: Unamortized debt discount and transaction costs	(6,388)	—
Long-term debt	265,862	—
Less: current portion	(1,632)	—
	$264,230	$—

Disclosure of maturity analysis for non-derivative financial liabilities
As of June 30, 2022, undiscounted minimum principal repayments for the years ended June 30, are as follows:

2023	$2,750
2024	2,750
2025	2,750
2026	2,750
2027	2,750
Thereafter	258,500
$272,250
11. LONG-TERM DEBT (Continued)